Capital Emerging Markets Total Opportunities Fund
6455 Irvine Center Drive
 Irvine, CA 92618

September 1, 2011

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Capital Emerging Markets Total Opportunities Fund

Dear Sir or Madam:

On behalf of Capital Emerging Markets Total Opportunities Fund (the “fund”), we hereby file Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933. A Form N-8A has been filed for the fund and the fund’s CIK number is 0001527972. If you have any questions about the enclosed, please contact me at (213) 615-0404.

Sincerely,

/s/ Timothy W. McHale
Timothy W. McHale

Enclosure